Note 22 - Derivatives - Fair Value of Derivatives (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Derivatives assets - current		$ 51,785	$ 33,310
Derivative liabilities - current		5,088	3,050
Derivative liabilities - noncurrent		9,977	$ 11,194
Designated as Hedging Instrument [Member]
Derivatives assets - current		58,826
Derivatives assets - noncurrent		34,550
Derivative liabilities - current		12,129
Derivative liabilities - noncurrent		(10,328)
Designated as Hedging Instrument [Member] | Derivative Assets, Current [Member]
Counterparty netting*	[1]	(7,041)
Total derivative assets, June 30, 2024		51,785
Designated as Hedging Instrument [Member] | Derivative Asset, Noncurrent [Member]
Counterparty netting*	[1]	(351)
Total derivative assets, June 30, 2024		34,199
Designated as Hedging Instrument [Member] | Derivative Liability, Current [Member]
Counterparty netting*	[1]	7,041
Total derivative liabilities, June 30, 2024		(5,088)
Designated as Hedging Instrument [Member] | Derivative Liability, Noncurrent [Member]
Counterparty netting*	[1]	351
Total derivative liabilities, June 30, 2024		(9,977)
Forward Freight Agreements [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	[1]	34,962
Derivatives assets - noncurrent	[1]	6,775
Derivative liabilities - current	[1]	6,804
Derivative liabilities - noncurrent	[1]	(351)
Bunker Swap Agreements [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	[1]	1,692
Derivatives assets - noncurrent	[1]	322
Derivative liabilities - current	[1]	435
Derivative liabilities - noncurrent	[1]	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current		7,814
Derivatives assets - noncurrent		15,447
Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current		14,091
Derivatives assets - noncurrent		11,636
EUA Futures [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current		95
Derivatives assets - noncurrent		225
Forward Currency Contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current		172
Derivatives assets - noncurrent		145
Derivative liabilities - current		49
Derivative liabilities - noncurrent		0
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative liabilities - current		4,841
Derivative liabilities - noncurrent		$ (9,977)

[1]	The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments and bunker swaps.